Consolidated Statements of Financial Position - CAD ($)	Nov. 30, 2022	Nov. 30, 2021
Current assets
Cash	$ 13,127	$ 375,046
Accounts receivable	6,870	11,848
Sales tax receivable	9,083	56,237
Inventories	2,175	11,086
Prepaid expenses	30,947	178,321
Total current assets	62,202	632,538
Non-current assets
Equipment	24,801	294,188
Right of use asset	61,198	72,734
Intangible assets	0	549,679
Total assets	148,201	1,549,139
Current liabilities
Accounts payable	1,063,863	608,385
Deferred revenue	124,918	0
Lease liabilities	66,403	39,221
Current portion of loans payable	127,019	6,332
Due to related parties	705,672	52,728
Total current liabilities	2,087,875	706,666
Non-current liabilities
Lease liabilities	9,394	47,125
Loan payable	0	22,545
Total liabilities	2,097,269	776,336
SHAREHOLDERS' EQUITY (DEFICIT)
Share capital	11,851,771	11,834,582
Contributed surplus	2,709,790	2,709,790
Accumulated other comprehensive income	25,131	96,393
Deficit	(16,535,760)	(13,867,962)
Total shareholders' equity (deficit)	(1,949,068)	772,803
Total liabilities and shareholders' equity (deficit)	$ 148,201	$ 1,549,139